Note 14 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Class B Warrants [Member]
Non-current liability		$ 609
Fair Value, Inputs, Level 1 [Member] | Class B Warrants [Member]
Non-current liability		0
Fair Value, Inputs, Level 2 [Member] | Class B Warrants [Member]
Non-current liability		0
Fair Value, Inputs, Level 3 [Member] | Class B Warrants [Member]
Non-current liability		609
Interest Rate Swap [Member]
Current asset (Interest Rate Swaps)		82
Current liability		113
Non-current liability		985
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Current asset (Interest Rate Swaps)		0
Current liability	$ 0
Non-current liability		0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Current asset (Interest Rate Swaps)		82
Current liability		113
Non-current liability		985
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Current asset (Interest Rate Swaps)		0
Current liability	66
Non-current liability		0
The 2014 Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Current liability		0
The 2014 Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Current liability		$ 0
Class B Warrants [Member]
Current liability	66
Class B Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Current liability	$ 0